Remaining performance obligations (Details) $ in Billions	Dec. 31, 2024 USD ($)
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 1.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percent to be recognized as revenue	38.00%
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percent to be recognized as revenue	25.00%
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percent to be recognized as revenue	21.00%
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percent to be recognized as revenue	11.00%
Period over which remaining performance obligations are expected to be recognized as revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percent to be recognized as revenue	5.00%
Period over which remaining performance obligations are expected to be recognized as revenue